Offerings - Offering: 1	May 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares
Amount Registered | shares	64,432,326
Proposed Maximum Offering Price per Unit	2.53
Maximum Aggregate Offering Price	$ 163,013,784.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,512.20
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, an indeterminate number of additional securities are registered hereunder to prevent dilution in connection with share splits, share dividends or similar transactions. Represents 64,432,326 ordinary shares, par value $0.001 per share (the "ordinary shares") of Vertical Aerospace Ltd. offered by the selling securityholders identified in this registration statement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act, based on the average of the high and low sales prices of ordinary shares as reported on the New York Stock Exchange on May 12, 2026.